Bernstein Fund, Inc.

International Strategic Equities Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 16.6%
Banks - 6.7%
Bank Hapoalim BM	2,848,240	$23,654,015
China CITIC Bank Corp., Ltd.-Class H	76,369,000	45,791,273
Erste Group Bank AG (a)	842,460	31,644,607
Hana Financial Group, Inc.	1,467,370	46,674,097
Jyske Bank A/S (a)	648,420	23,661,139
KB Financial Group, Inc.	532,470	21,936,676
Mitsubishi UFJ Financial Group, Inc.	6,440,100	34,817,330
Sumitomo Mitsui Financial Group, Inc.	946,100	34,944,537
Turkiye Garanti Bankasi AS (a)	19,523,220	36,563,503

		299,687,177

Capital Markets - 2.3%
B3 SA - Brasil Bolsa Balcao	1,785,200	19,177,721
Partners Group Holding AG	44,240	40,547,156
Singapore Exchange Ltd.	6,544,800	43,104,901

		102,829,778

Diversified Financial Services - 2.2%
Fubon Financial Holding Co., Ltd.	24,447,000	37,859,442
ORIX Corp.	3,435,600	56,932,573

		94,792,015

Insurance - 4.8%
AIA Group Ltd.	3,851,400	40,508,872
Allianz SE	86,450	21,182,651
ASR Nederland NV	1,296,610	48,591,080
NN Group NV	1,153,490	43,858,879
Swiss Re AG	530,830	59,634,731

		213,776,213

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Ltd.	796,470	26,936,173

		738,021,356

Information Technology - 13.9%
Electronic Equipment, Instruments & Components - 0.6%
Keyence Corp.	69,800	24,509,460

IT Services - 2.5%
Capgemini SE	734,090	89,782,759
Otsuka Corp.	519,500	20,746,194

		110,528,953

Semiconductors & Semiconductor Equipment - 5.6%
ASML Holding NV	351,920	104,188,176
Nanya Technology Corp.	23,093,000	64,627,823
Novatek Microelectronics Corp.	4,593,000	33,652,873
SK Hynix, Inc.	599,410	48,754,649

		251,223,521

Software - 4.1%
Check Point Software Technologies Ltd. (a)	442,460	49,095,362
Constellation Software, Inc./Canada	67,900	65,944,911

Company	Shares	U.S. $ Value
Nice Ltd. (a)	203,640	$31,576,265
Oracle Corp. Japan	407,300	36,966,051

		183,582,589

Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co., Ltd.	1,051,880	50,686,776

		620,531,299

Consumer Discretionary - 12.4%
Automobiles - 1.3%
Peugeot SA	2,422,226	58,320,319

Diversified Consumer Services - 2.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	453,130	54,942,013
YDUQS Part	4,852,320	57,589,901

		112,531,914

Hotels, Restaurants & Leisure - 1.7%
Compass Group PLC	1,662,680	41,669,708
OPAP SA	2,593,340	33,740,750

		75,410,458

Household Durables - 1.3%
Auto Trader Group PLC	7,392,300	58,378,073

Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	215,600	45,728,760

Multiline Retail - 1.1%
Wesfarmers Ltd.	1,614,110	46,908,805

Specialty Retail - 0.6%
Petrobras Distribuidora SA	3,290,700	24,659,221

Textiles, Apparel & Luxury Goods - 2.9%
adidas AG	229,970	74,756,037
LVMH Moet Hennessy Louis Vuitton SE	72,990	34,009,956
Moncler SpA	485,680	21,859,203

		130,625,196

		552,562,746

Industrials - 11.6%
Aerospace & Defense - 0.9%
Leonardo SpA	3,528,500	41,379,889

Airlines - 2.6%
Japan Airlines Co., Ltd.	1,882,400	58,610,178
Qantas Airways Ltd.	11,300,252	56,326,071

		114,936,249

Building Products - 0.5%
Assa Abloy AB-Class B	914,490	21,376,613

Industrial Conglomerates - 0.4%
NWS Holdings Ltd.	13,186,000	18,481,006

Machinery - 1.5%
IHI Corp.	1,131,800	26,485,227

Company	Shares	U.S. $ Value
Sany Heavy Industry Co., Ltd.	16,178,024	$39,692,057

		66,177,284

Professional Services - 2.1%
Recruit Holdings Co., Ltd.	994,500	37,249,323
RELX PLC	1,501,920	37,882,638
Wolters Kluwer NV	283,560	20,704,272

		95,836,233

Road & Rail - 1.1%
Aurizon Holdings Ltd.	12,859,770	47,194,381

Trading Companies & Distributors - 2.5%
AerCap Holdings NV (a)	1,422,420	87,436,158
BOC Aviation Ltd. (b)	2,441,600	24,831,646

		112,267,804

		517,649,459

Consumer Staples - 9.4%
Beverages - 1.5%
Pernod Ricard SA	180,130	32,232,020
Wuliangye Yibin Co., Ltd.-Class A	1,800,288	34,452,976

		66,684,996

Food & Staples Retailing - 1.7%
Coles Group Ltd.	3,070,430	31,962,444
Koninklijke Ahold Delhaize NV	837,080	20,987,602
X5 Retail Group NV (GDR) (b)	651,240	22,467,780

		75,417,826

Food Products - 4.8%
Calbee, Inc.	696,600	22,696,141
Nestle SA	1,449,890	156,972,624
Orkla ASA	3,265,790	33,117,755

		212,786,520

Personal Products - 0.9%
TCI Co., Ltd.	208,503	1,983,337
Unilever PLC	683,720	39,137,932

		41,121,269

Tobacco - 0.5%
British American Tobacco PLC	540,670	22,979,595

		418,990,206

Health Care - 9.0%
Health Care Equipment & Supplies - 1.6%
Cochlear Ltd.	249,230	39,280,148
Koninklijke Philips NV	682,550	33,365,569

		72,645,717

Health Care Providers & Services - 0.6%
Sonic Healthcare Ltd.	1,289,992	26,010,010

Company	Shares	U.S. $ Value
Pharmaceuticals - 6.8%
Astellas Pharma, Inc.	3,894,200	$66,473,925
Novo Nordisk A/S-Class B	1,618,700	93,801,777
Roche Holding AG	435,590	141,567,906

		301,843,608

		400,499,335

Materials - 8.0%
Chemicals - 3.0%
Covestro AG (b)	679,400	31,612,535
Kumho Petrochemical Co., Ltd. (a)	511,080	34,179,316
Tosoh Corp.	4,365,300	67,250,886

		133,042,737

Construction Materials - 3.5%
Anhui Conch Cement Co., Ltd.-Class H	5,344,500	38,940,707
China Resources Cement Holdings Ltd.	27,922,000	35,544,011
Huaxin Cement Co., Ltd.	14,828,288	56,312,410
Taiwan Cement Corp.	16,308,000	23,787,811

		154,584,939

Metals & Mining - 1.5%
Evolution Mining Ltd.	10,306,090	27,398,058
Newcrest Mining Ltd.	1,097,910	23,186,731
POSCO	82,290	16,726,563

		67,311,352

		354,939,028

Utilities - 6.5%
Electric Utilities - 5.5%
Centrais Eletricas Brasileiras SA	3,028,000	28,567,680
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	6,179,400	34,748,686
Contact Energy Ltd.	3,936,870	18,911,059
EDP - Energias de Portugal SA	13,452,000	58,373,511
Enel SpA	13,218,050	105,001,850

		245,602,786

Independent Power and Renewable Electricity Producers - 1.0%
China Yangtze Power Co., Ltd.-Class A	16,257,718	42,937,661

		288,540,447

Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Beach Energy Ltd.	7,780,697	13,762,115
JXTG Holdings, Inc.	7,116,800	32,300,145
LUKOIL PJSC (Sponsored ADR) (London)	659,420	65,682,566
Repsol SA	4,708,824	73,976,360
Royal Dutch Shell PLC-Class B	1,881,100	55,837,941
Tatneft PJSC (Sponsored ADR) (London) (c)	480,450	35,486,037

		277,045,164

Communication Services - 4.7%
Diversified Telecommunication Services - 2.7%
China Unicom Hong Kong Ltd.	44,232,000	41,649,739

Company	Shares	U.S. $ Value
Nippon Telegraph & Telephone Corp.	3,054,000	$77,185,844

		118,835,583

Interactive Media & Services - 0.5%
Kakaku.com, Inc.	898,700	22,946,589

Wireless Telecommunication Services - 1.5%
KDDI Corp.	2,205,000	65,789,144

		207,571,316

Real Estate - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Merlin Properties Socimi SA	554,539	7,970,578
Nippon Building Fund, Inc.	2,861	20,971,847

		28,942,425

Real Estate Management & Development - 0.4%
UOL Group Ltd.	2,870,366	17,764,726

		46,707,151

Total Common Stocks (cost $3,925,552,976)		4,423,057,507

RIGHTS - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA, expiring 1/09/20 (a) (cost $2,225,146)	4,708,824	2,234,238

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.53% (d)(e)(f) (cost $11,413,927)	11,413,927	11,413,927

Total Investments - 99.6% (cost $3,939,192,049) (g)		4,436,705,672
Other assets less liabilities - 0.4%		18,854,882

Net Assets - 100.0%		$4,455,560,554

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	158,647	USD	109,309	1/17/20	$(2,062,161)
Australia and New Zealand Banking Group Ltd.	NZD	23,769	USD	15,661	1/17/20	(342,270)
Bank of America, NA	AUD	1,888	USD	1,308	1/17/20	(16,954)
Bank of America, NA	CNY	173,426	USD	24,809	1/17/20	(89,288)
Bank of America, NA	EUR	4,371	USD	4,878	1/17/20	(29,444)
Bank of America, NA	ILS	304,853	USD	87,887	1/17/20	(449,594)
Bank of America, NA	SGD	8,371	USD	6,176	1/17/20	(48,909)
Bank of America, NA	TRY	107,721	USD	18,427	1/17/20	389,480

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	8,041	EUR	7,177	1/17/20	$16,159
Bank of America, NA	USD	7,041	NOK	63,670	1/17/20	211,862
Bank of America, NA	USD	5,415	CNY	38,409	2/13/20	96,585
Bank of America, NA	TWD	598,583	USD	19,751	2/20/20	(333,447)
Barclays Bank PLC	EUR	12,289	USD	13,719	1/17/20	(77,584)
Barclays Bank PLC	RUB	606,008	USD	9,410	1/17/20	(344,447)
Barclays Bank PLC	USD	201,191	CAD	264,822	1/17/20	2,763,576
Barclays Bank PLC	USD	7,003	NOK	63,241	1/17/20	200,973
Barclays Bank PLC	USD	52,970	SEK	496,614	1/17/20	88,088
Barclays Bank PLC	KRW	33,375,673	USD	28,522	2/06/20	(377,246)
Barclays Bank PLC	CNY	38,409	USD	5,393	2/13/20	(119,013)
Barclays Bank PLC	TWD	182,374	USD	6,023	2/20/20	(96,426)
Barclays Bank PLC	USD	26,048	TWD	780,957	2/20/20	155,668
Citibank, NA	BRL	246,653	USD	61,194	1/03/20	(121,696)
Citibank, NA	USD	60,388	BRL	246,653	1/03/20	927,723
Citibank, NA	USD	71,909	INR	5,186,778	1/16/20	839,426
Citibank, NA	AUD	8,182	USD	5,670	1/17/20	(73,961)
Citibank, NA	CHF	121,869	USD	124,405	1/17/20	(1,617,947)
Citibank, NA	NOK	162,748	USD	17,889	1/17/20	(649,652)
Citibank, NA	RUB	2,776,160	USD	43,200	1/17/20	(1,485,695)
Citibank, NA	SGD	13,542	USD	10,016	1/17/20	(53,557)
Citibank, NA	USD	26,139	MXN	501,425	1/17/20	328,075
Citibank, NA	BRL	246,653	USD	60,312	2/04/20	(946,817)
Citibank, NA	KRW	33,776,055	USD	28,937	2/06/20	(308,837)
Citibank, NA	USD	7,995	KRW	9,244,259	2/06/20	8,901
Citibank, NA	USD	22,278	IDR	317,241,975	2/27/20	557,781
Credit Suisse International	BRL	246,653	USD	58,453	1/03/20	(2,862,552)
Credit Suisse International	USD	61,194	BRL	246,653	1/03/20	121,696
Morgan Stanley Capital Services, Inc.	USD	7,669	CLP	5,673,784	1/15/20	(122,553)
Morgan Stanley Capital Services, Inc.	EUR	10,703	USD	11,948	1/17/20	(68,009)
Morgan Stanley Capital Services, Inc.	JPY	1,067,895	USD	9,783	1/17/20	(50,654)
Morgan Stanley Capital Services, Inc.	USD	6,248	CAD	8,167	1/17/20	41,861
Morgan Stanley Capital Services, Inc.	USD	10,968	PLN	42,204	1/17/20	156,099
Morgan Stanley Capital Services, Inc.	USD	55,901	ZAR	821,911	1/17/20	2,675,048
Morgan Stanley Capital Services, Inc.	USD	23,347	MYR	98,115	2/13/20	690,138
Societe Generale	USD	30,997	THB	938,640	1/16/20	349,493
Societe Generale	SGD	52,837	USD	38,963	1/17/20	(326,137)
Societe Generale	USD	7,232	CNY	50,669	1/17/20	42,672
Societe Generale	USD	236,934	GBP	179,093	1/17/20	388,648
State Street Bank & Trust Co.	USD	6,239	INR	447,237	1/16/20	33,473
State Street Bank & Trust Co.	CNY	55,646	USD	7,944	1/17/20	(45,131)
State Street Bank & Trust Co.	EUR	137,484	USD	153,469	1/17/20	(881,015)
State Street Bank & Trust Co.	RUB	524,133	USD	8,146	1/17/20	(290,320)
State Street Bank & Trust Co.	USD	12,546	CNY	88,317	1/17/20	133,601
State Street Bank & Trust Co.	USD	438	NOK	3,952	1/17/20	12,520
State Street Bank & Trust Co.	KRW	17,818,713	USD	15,197	2/06/20	(231,408)
UBS AG	EUR	7,947	USD	8,869	1/17/20	(53,203)
UBS AG	JPY	2,468,281	USD	22,570	1/17/20	(160,041)
UBS AG	USD	6,563	GBP	4,966	1/17/20	17,913
UBS AG	USD	5,274	NOK	47,714	1/17/20	160,777

						$ (3,327,732)

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $78,911,961 or 1.8% of net assets.

(c)	Illiquid security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $616,503,265 and gross unrealized depreciation of investments was $(122,317,374), resulting in net unrealized appreciation of $494,185,891.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

December 31, 2019 (unaudited)

15.9%	Japan
10.4%	China
9.0%	Switzerland
7.0%	Australia
6.1%	Netherlands
5.8%	United Kingdom
4.9%	South Korea
4.8%	France
3.8%	Italy
3.7%	Brazil
3.7%	Taiwan
2.9%	Germany
2.8%	Russia
18.9%	Other
0.3%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.7% or less in the following: Austria, Canada, Denmark, Greece, Hong Kong, India, Ireland, Israel, New Zealand, Norway, Portugal, Singapore, Spain, Sweden and Turkey.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$738,021,356		$	– 0	–	$738,021,356
Information Technology		115,040,273		505,491,026			– 0	–	620,531,299
Consumer Discretionary		175,426,810		377,135,936			– 0	–	552,562,746
Industrials		87,436,158		430,213,301			– 0	–	517,649,459
Consumer Staples		22,467,780		396,522,426			– 0	–	418,990,206
Health Care		– 0	–	400,499,335			– 0	–	400,499,335
Materials		– 0	–	354,939,028			– 0	–	354,939,028
Utilities		– 0	–	288,540,447			– 0	–	288,540,447
Energy		35,486,037		241,559,127			– 0	–	277,045,164
Communication Services		– 0	–	207,571,316			– 0	–	207,571,316
Real Estate		– 0	–	46,707,151			– 0	–	46,707,151
Rights		2,234,238		– 0	–		– 0	–	2,234,238
Short-Term Investments		11,413,927		– 0	–		– 0	–	11,413,927

Total Investments in Securities		449,505,223		3,987,200,449	(a)		– 0	–	4,436,705,672
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts		– 0	–	11,408,236			– 0	–	11,408,236
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(14,735,968)			– 0	–	(14,735,968)

Total		$449,505,223		$3,983,872,717		$	– 0	–	$4,433,377,940

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$19,510	$197,086	$205,182	$11,414	$117